Stockholders' equity - Amounts Reclassified Out of Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other (expense), net	$ 140.8	$ 393.9	$ 82.4
Total before tax	75.3	347.8	62.6
Income tax	117.9	79.3	42.3
Reclassification out of Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total before tax	212.1	420.3	156.1
Income tax	(4.0)	(1.8)	(6.0)
Total reclassifications for the period	208.1	418.5	150.1
Reclassification out of Accumulated Other Comprehensive Income | Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other (expense), net	2.6	(3.7)	2.9
Reclassification out of Accumulated Other Comprehensive Income | Amortization of prior service credit
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other (expense), net	(5.4)	(5.4)	(5.8)
Reclassification out of Accumulated Other Comprehensive Income | Amortization of actuarial losses
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other (expense), net	84.3	80.5	159.0
Reclassification out of Accumulated Other Comprehensive Income | Settlement losses
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other (expense), net	$ 130.6	$ 348.9	$ 0.0